SCHEDULE OF SHORT TERM INVESTMENT (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Impairment Effects on Earnings Per Share [Line Items]
Total short-term investments	$ 18,680,071	$ 17,850,648
Trading Assets, Excluding Debt and Equity Securities [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total short-term investments	14,446,867	17,850,648
Equity Securities [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total short-term investments	$ 4,233,204